Intangible assets	12 Months Ended
Dec. 31, 2021
Financial Debt
Intangible assets

8.    Intangible assets

	Development	Patents and
(in EUR 000)	cost	licenses	Total
Cost
Opening value at January 1, 2020	5,311	335	5,646
Additions	9,874	256	10,130
Exchange difference	77	—	77
Cost at December 31, 2020	15,262	591	15,853
Additions	10,348	—	10,348
Exchange difference	—	—	—
Cost at December 31, 2021	25,610	591	26,201
Amortization
Opening amortization at January 1, 2021	—	—	—
Amortization	(837)	(42)	(879)
Exchange difference	—	—	—
Amortization at December 31, 2021	(837)	(42)	(879)
Net book value at December 31, 2020	15,262	591	15,853
Net book value at December 31, 2021	24,773	549	25,322

There is only one development project: The Genio® system. The Company started amortizing the first-generation Genio® system in 2021. The amortization amounted to €0.9 million for 2021 and is included in Research and development expenses (€0.8 million) and in Clinical expenses (€125,000). The remaining amortization period of this development asset is 13 years.

The Company continues to incur in 2021 development expenses with regard to the improved second-generation Genio® system and clinical trials to obtain additional regulatory approvals in certain countries or to be able to sell the Genio® System in certain countries. The total capitalized development expenses amounted to €10.3 million and €10.1 million for 2021 and 2020, respectively.

In accordance with the accounting principle, the intangible assets are tested annually for impairment during the development period, prior to the start of its amortization. The Genio® system is currently the unique product line developed by the Company and the Company determined that it has only one cash generating unit for which a value in use analysis has been performed. The discount rate and long-term growth rate applied over the expected term that the asset will generate economic benefits are 11.0 % and 3.5%, respectively. The discount has been determined by reference to the analyst reports covering the Company which are available.

Based on the current operating budget as approved by the Board of Directors, the Company’s management prepared cash flow forecasts, which covers a seven-year period and an appropriate extrapolation of cash flows beyond 2028. A sensitivity analysis has been performed concluding that a reasonable change in the WACC and/or the long-term growth rate would not lead to an impairment.